Commitments and Contingencies (Details) - USD ($)					1 Months Ended	6 Months Ended	12 Months Ended
	May 05, 2017	Sep. 22, 2016	May 20, 2016	Apr. 28, 2014	Nov. 24, 2016	Sep. 30, 2017	Mar. 31, 2017	Dec. 31, 2014
Number of shares issued	666,667
Name of plaintiff			Mr. Oliver Bengough
Name of defendant			OCHL, OCL, KOKO UK and Mr. Ellin (collectively, the "Respondents").
Domicile of litigation			High Court of Justice, Chancery Division (the “Court”)
Description of allegations			In the Petition, Mr. Bengough claimed, among other things, certain breaches of duty by Mr. Ellin in connection with the corporate operations of the Respondents, as well as a "deterioration" of the relationship between the parties. OCHL was formed by OCL's stockholders for the sole purpose of acquiring all of the registered and contributed capital of OCL, is a 50%-owned subsidiary of the Company and is the former parent of OCL.
Aggregate principal amount						$ 50,000	$ 50,000	$ 242,498
Payment of acquisition of promotional rights							$ 350,000
Annual salary	$ 220,000
Jjat Corp [Member]
Number of shares issued				19,333,333
BTG Financial Consulting LLP [Member]
Description of agreement terms
The parties and that its analysis yielded that the value of the ordinary shares of OCHL is $4,455,833 (£3,612,057), therefore entitling the Company to $2,182,274 (£1,769,029) (or 50% of the value) minus $45,643 (£37,000) (as agreed to by the parties).

Litigation case [Member]
Name of plaintiff			Mr. Oliver Bengough
Name of defendant			OCHL, OCL, KOKO UK and Mr. Ellin (collectively, the "Respondents").
Domicile of litigation			High Court of Justice, Chancery Division (the "Court")
Description of allegations			In the Petition, Mr. Bengough claimed, among other things, certain breaches of duty by Mr. Ellin in connection with the corporate operations of the Respondents, as well as a "deterioration" of the relationship between the parties. OCHL was formed by OCL's stockholders for the sole purpose of acquiring all of the registered and contributed capital of OCL, is a 50%-owned subsidiary of the Company and is the former parent of OCL.
Common stock [Member]
Number of shares issued						666,667
Jerome Gold [Member]
Agreement term						3 years
Annual salary						$ 120,000
Cash bonus received						250,000
Offering to annual salary increase						$ 400,000
Options to purchase of granted						333,334
Common stock price per share						$ 1.65
Employment agreement description						(i) one year after the date such portion shall vest, (ii) the second anniversary of the effective date of Mr. Gold's employment agreement, or (iii) the earliest date vested equity awards become exercisable or transferable for similarly situated executives of our Company.
Percentage of base salary payable						100.00%
Robert Ellin [Member]
Agreement term						5 years
Options to purchase of granted						1,166,667
Common stock price per share						$ 30.00
Percentage of base salary payable						100.00%
Employment agreement monthly rate						$ 650,000
First tranche schuon options						666,667
Second tranche schuon options						500,000
Management service payable						$ 30,000
Traded options shares average least per day						166,667
Percentage of options vest						100.00%
Shares underlying options vest period						12 months
Settlement Agreement [Member] | Messrs Ellin And Bengough [Member] | Deferred ordinary shares [Member] | KOKO (Camden) UK Limited [Member]
Number of shares sold		2,750
Settlement Agreement [Member] | Messrs Ellin And Bengough [Member] | Common stock [Member] | KOKO (Camden) UK Limited [Member]
Number of shares sold		48,878
Settlement Agreement [Member] | Escrow Agent [Member] | Litigation case [Member] | BTG Financial Consulting LLP [Member]
Description of valuation report					The parties and that its analysis yielded that the value of the ordinary shares of OCHL is £3,612,057, therefore entitling us to £1,769,029 (or 50% of the value) minus £37,000 (the "Final Sale Price").